Financial Instruments - Debt Fair Value and Carrying Value (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 3,084,090,000	$ 3,045,195,000	$ 2,820,297,000
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	3,055,249,000	3,057,274,000	2,769,465,000
Estimated Fair Value	$ 2,992,913,000	$ 2,889,616,000	2,893,547,000
Senior Notes
Debt Instrument [Line Items]
Stated Interest Rate		7.625%
Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Stated Interest Rate	8.75%	8.75%
Senior Notes | 8.75% Senior Notes Due 2020 | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	$ 679,299,000	$ 679,299,000
Estimated Fair Value	$ 669,110,000	$ 643,568,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Long-term debt			266,689,000
Stated Interest Rate	8.875%	8.875%				8.875%
Senior Notes | 8.875% Senior Secured Notes Due 2022 | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	$ 270,000,000	$ 270,000,000	270,000,000
Estimated Fair Value	$ 271,323,000	$ 257,073,000	276,486,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Long-term debt			908,526,000
Stated Interest Rate	7.875%	7.875%			7.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022 | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	$ 900,000,000	$ 900,000,000	900,000,000
Estimated Fair Value	$ 904,410,000	$ 855,000,000	966,420,000
Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Long-term debt			395,238,000
Stated Interest Rate	7.625%	7.625%		7.625%
Senior Notes | 7.625% Senior Notes Due 2023 | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	$ 400,000,000	$ 400,000,000	400,000,000
Estimated Fair Value	342,120,000	326,000,000	425,000,000
Term Loan | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt	805,950,000	807,975,000	0
Estimated Fair Value	$ 805,950,000	$ 807,975,000	$ 0